Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
SHARE CAPITAL
30.	SHARE CAPITAL

Share capital as of December 31, 2023 represented the combined share capital of the Company, WME Assets Group, and AMTD Group (Canada) Inc.

Share capital of the Company

Voting Ordinary shares movement during year ended December 31, 2024

	Number of shares	Share capital
		US$’000
Ordinary shares of US$0.0001 each
Authorized
As of February 7, 2023 (date of incorporation) and December 31, 2023	500,000,000	50
Transferred (note (i))	(1,680)	—	*
As of December 31, 2024	499,998,320	50
Issued and full paid
As of February 7, 2023 (date of incorporation) and December 31, 2023	1	—	*
Issue of shares to AMTD (note (ii))	9,999	—	*
Issue of shares to other shareholders (note (iii))	1,245	—	*
As of December 31, 2024	11,245	—	*

*	Less than US$1,000

Notes:

(i)	On November 25, 2024, the Company reclassified and re-designated 1,680 authorized shares into non-voting redeemable preferred shares.

(ii)	In October 2024, World Media and Entertainment Group Inc., the then immediate holding company of the Company transferred 5,107, 4,880 and 12 shares of the Company to AMTD Digital Inc., AMTD IDEA Group and AMTD Group Inc., respectively, and, at the same time, World Media and Entertainment Group Inc. repurchased its shares from AMTD Digital Inc., AMTD IDEA Group and AMTD Group Inc.

(iii)	In November 2024, the Company issued 857 and 388 shares to two shareholders with the consideration on the injection of listed shares in Hong Kong and a unit of a property located in New York, respectively, into the Company.

Non-voting redeemable preferred shares during year ended December 31, 2024

On November 25, 2024, the Company issued 1,680 authorized non-voting redeemable preferred shares to the immediate holding company.

Share capital movement during the year ended December 31, 2025

	Voting ordinary shares			Voting Class A ordinary shares			Voting Class B ordinary shares			Non-voting redeemable preferred shares			Total
	Number of shares	Amount		Number of shares	Amount		Number of shares	Amount		Number of shares	Amount		Number of shares	Amount
		US$’000			US$’000			US$’000			US$’000			US$’000
Authorized
As of January 1, 2025 (note i)	499,998,320	50		-	-		-	-		1,680	-	*	500,000,000	50
Reclassification and re-designation of shares (note ii)	(499,998,320)	(50)		474,371,033	47		19,285,911	2		6,341,376	1		-	-
Share subdivision (note iii)	-	-		1,790,574,480,836	-		72,797,151,752	-		23,942,680,758	-		1,887,314,313,346	-
As of December 31, 2025	-	-		1,791,048,851,869	47		72,816,437,663	2		23,949,023,814	1		1,887,814,313,346	50
Issued and full paid
As of January 1, 2025 (note i)	11,245	-	*	-	-		-	-		1,680	-	*	12,925	-	*
Reclassification and re-designation of shares (note ii)	(11,245)	(-	)*	6,137	-	*	5,108	-	*	-	-		-	-
Share subdivision (note iii)	-	-		23,164,896	-		19,280,803	-		6,341,376	-		48,787,075	-
Issue of shares upon completion of business combination (note iv)	-	-		6,004,126	-	*	-	-		-	-		6,004,126	-	*
Transfer of shares (note v)	-	-		15,000,000	-	*	(15,000,000)	-	*	-	-		-	-	*
As of December 31, 2025	-	-		44,175,159	-	*	4,285,911	-	*	6,343,056	-	*	54,804,126	-	*

*	Less than US$1,000

Notes:

(i)	As of January 1, 2025, the share capital is at par value of US$0.0001 each.
(ii)	On June 3, 2025, the Company completed the following changes in the share capital:

1.	reclassifying and re-designating 474,364,896 authorized but unissued and 6,137 authorized and issued voting ordinary shares of a nominal or par value of US$0.0001 each into pre-subdivision Class A ordinary shares on a one-to-one basis;

2.	reclassifying and re-designating 19,280,803 authorized but unissued and 5,108 authorized and issued voting ordinary shares of a nominal or par value of US$0.0001 each into pre-subdivision Class B ordinary shares on a one-to-one basis; and

3.	reclassifying and re-designating 6,341,376 authorized but unissued voting ordinary shares of a nominal or par value of US$0.0001 each into pre-subdivision non-voting preferred shares on a one-to-one basis.

(iii)	Upon the above reclassification and re-designation, the Company completed the share subdivision from US$50,000 divided into (i) 474,371,033 voting class A ordinary shares of a par value of US$0.0001 each, (ii) 19,285,911 voting class B ordinary shares of a par value of US$0.0001 each, and (iii) 6,343,056 non-voting redeemable preferred shares of a par value of US$0.0001 each to US$50,000 divided into 1,887,814,313,346.23 shares of a par value of US$0.0000000264856557377049 each, comprising (i) 1,791,048,851,868.47 voting class A ordinary shares of a par value of US$0.0000000264856557377049 each, (ii) 72,816,437,663.4429 voting class B ordinary shares of a par value of US$0.0000000264856557377049 each, and (iii) 23,949,023,814.3133 non-voting redeemable preferred shares of a par value of US$0.0000000264856557377049 each.

(iv)	Upon the completion of the business combination, the Company issued 6,004,126 voting Class A ordinary share to the sponsor and non-redeemed shareholders of Black Spade II.

Non-voting redeemable preferred shares

On November 25, 2024, the Company reclassified and re-designated 1,680 authorized shares into non-voting redeemable preferred shares. On the same date, the Company issued 1,680 non-voting redeemable preferred shares to AMTD Digital Inc. and AMTD Digital Inc. issued 13,333,333 Class A shares to the Company at a consideration of US$100 million. AMTD Digital Inc., as the holder of non-voting redeemable preferred shares shall:

(a)	not be entitled to vote on any other matters subject to the vote at the general meeting of the Company except for any transaction that may result in a change of control;

(b)	not be entitled to any dividends, unless the board of directors of the Company may otherwise declare;

(c)	in the event of a liquidation, winding-up or dissolution of the Company, be entitled, prior and in preference to holders of the voting ordinary shares, to the distribution of the assets of the Company available for distribution;

(d)	be subject to redemption and repurchase of the non-voting redeemable preferred shares after one year of issuance at par value at the option of the Company; and

	(e)	not be entitled to be have any non-voting redeemable preferred shares redeemed, repurchased or converted into any other class or series of shares at the option of the holder.

(v)	On December 2, 2025, AMTD Digital Inc. transferred its 15,000,000 Class B ordinary shares of the Company into 15,000,000 Class A ordinary shares of the Company.

The non-voting redeemable shares are classified as equity despite their redeemable nature due to their fixed-for-fixed redemption feature. No shares were redeemed during the year, and there are no plans or obligations to redeem these shares in the foreseeable future.